Vessels, Drilling Units, Machinery and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Vessels, Drilling Units, Machinery and Equipment, net [Abstract]
Vessels
	Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2014	$2,873,951	(732,334)	2,141,617
Acquisition of subsidiary	97,100	-	97,100
Vessels transfer to held for sale	(208,099)	-	(208,099)
Vessels disposals	(810,810)	-	(810,810)
Impairment loss	(1,855,042)	803,962	(1,051,080)
Depreciation	-	(72,300)	(72,300)

Balance, December 31, 2015	$97,100	(672)	$96,428
Vessels transferred from held for sale	66,449	-	66,449
Impairment loss	(67,999)	4,138	(63,861)
Depreciation	-	(3,466)	(3,466)
Balance, December 31, 2016	$95,550	$-	$95,550

Assets and Liabilities Held for Sale
Total assets	December 31,
	2015	2016
Cash and cash equivalents	$12	$-
Restricted cash	4,920	-
Accounts receivable trade, net	7	-
Due from related parties - TMS Bulkers Ltd. (Note 4)	2,492	-
Inventories	384	-
Prepayments and advances	15	-
Insurance claims	97	-
Vessels held for sale	208,099	-
Total assets held for sale	$216,026	$-

Total liabilities	December 31,
	2015	2016
Bank debt	$103,680	$-
Accounts payable	1	-
Accrued liabilities	271	-
Deferred revenues	414	-
Total liabilities held for sale	$104,366	$-

Drilling Units, Machinery and Equipment
	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2014	$7,393,173	$(1,133,426)	$6,259,747
Additions	806,353	-	806,353
Depreciation	-	(154,481)	(154,481)
Deconsolidation of Ocean Rig	(8,199,526)	1,287,907	(6,911,619)

Balance, December 31, 2015	$-	$-	$-
Additions	-	-	-
Depreciation	-	-	-
Balance December 31, 2016	$-	$-	$-